Mezzanine Equity And Stockholders' Deficit - Schedule of Warrants Outstanding (Detail) - Common Stock Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Beginning Outstanding and exercisable (Number of Warrants)	5,190,325	1,758,975
Warrants issued	117,646	3,771,592
Warrants exercised		(340,242)
Ending Outstanding and exercisable (Number of Warrants)	5,307,971	5,190,325	1,758,975
Beginning Outstanding and exercisable (Weighted Average Exercise Price)	$ 0.13	$ 0.46
Warrants issued	0.88	0.01
Warrants exercised		0.11
Ending Outstanding and exercisable (Weighted Average Exercise Price)	$ 0.14	$ 0.13	$ 0.46
(Weighted Average Remaining Contractual Life in Years)	3 years 1 month 13 days	3 years 3 months 25 days	2 years 4 months 17 days